RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities	$ (7,144,117)	$ (6,207,183)	$ (6,207,183)
Transaction Costs - warrant liabilities		(720,885)	(720,885)
Compensation expense - Private Warrants		(453,667)	(453,667)
General and Administrative Expense	899,486
Formation and operating costs		(1,439,242)	(1,439,242)
Net loss	$ 6,258,699	$ (7,620,693)	$ (7,620,693)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		18,321,541	18,321,541
Basic and diluted weighted average shares outstanding		6,764,617	6,764,617
Basic and diluted net loss per non-redeemable common share		$ (1.13)	$ (1.13)
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Formation and operating costs		$ (264,690)
Net loss		$ (238,958)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		20,172,634
Basic and diluted weighted average shares outstanding		5,744,947
Basic and diluted net loss per non-redeemable common share		$ (0.05)
Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities		$ (6,207,183)
Transaction Costs - warrant liabilities		(720,885)
Compensation expense - Private Warrants		(453,667)
Formation and operating costs		(1,174,552)
Net loss		$ (7,381,735)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		(1,851,093)
Basic and diluted weighted average shares outstanding		1,019,670
Basic and diluted net loss per non-redeemable common share		$ (1.08)
Class A common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding	17,950,991
Basic and diluted net loss per non-redeemable common share	$ 0.00
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding	17,950,991		18,321,541
Basic and diluted net loss per non-redeemable common share	$ 0.00		$ 0.00
Class A Common Stock Not Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding	8,955,259
Basic and diluted net loss per non-redeemable common share	$ 0.70